Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of changes in intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Opening balance as at 1 January	477	476	1,030	855	3	3	1,510	1,334
Additions	71		18	35			89	35
Capitalised expenses			174	380			174	380
Amortisation			-113	-223	-1		-114	-223
Impairments [1]			-3	-7			-3	-7
Exchange rate differences	-2	1	18	-10	0		16	-9
Disposals				-2				-2
Other changes	43			2	26	1	69	2
Closing balance	588	477	1,124	1,030	28	3	1,740	1,510

Gross carrying amount	588	477	3,474	3,281	35	9	4,097	3,767
Accumulated amortisation			-2,295	-2,197	-5	-4	-2,300	-2,201
Accumulated impairments			-56	-53	-1	-1	-57	-55
Net carrying value	588	477	1,124	1,030	28	3	1,740	1,510
[1] Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.